Accounting Policies - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedge
Accounting Policies [Line Items]
Cash flow projection period	ten years
Impairment of non-financial assets
Accounting Policies [Line Items]
Cash flow projection period	three years
Bottom of Range
Accounting Policies [Line Items]
Pre-tax discount rates	8.20%	7.40%
Profit for each period absorbed, percentage	30.00%
Bottom of Range | Impairment of non-financial assets
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	2.30%	2.00%
Top of Range
Accounting Policies [Line Items]
Pre-tax discount rates	11.00%	11.10%
Top of Range | Impairment of non-financial assets
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.30%	3.00%
Computer Software | Weighted Average
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years
Easements and Water Rights
Accounting Policies [Line Items]
Intangible assets with indefinite useful lives amount	$ 6,555,491	$ 6,550,168